Goodwill and Other Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Goodwill	The following is a summary of the activity in goodwill:

(in millions)

December 31, 2014	$565
Additions	296
Currency translation and other adjustments	(5)

September 30, 2015	$856

The following is a summary of the activity in goodwill:

(in millions)

December 31, 2012	$512
Additions	7
Currency translations and other adjustments	5

December 31, 2013	524
Additions	75
Currency translations and other adjustments	(34)

December 31, 2014	$565

Indefinite-lived intangible assets

The following is a summary of the company’s other intangible assets:

(in millions)	Developed technology, including patents	Other amortized intangible assets	Indefinite-lived intangible assets	Total

September 30, 2015
Gross other intangible assets	$1,248	$29	$244	$1,521
Accumulated amortization	(171)	(29)	—	(200)

Other intangible assets, net	$1,077	$—	$244	$1,321

December 31, 2014
Gross other intangible assets	$440	$29	$149	$618
Accumulated amortization	(133)	(26)	—	(159)

Other intangible assets, net	$307	$3	$149	$459

The following is a summary of the Company’s other intangible assets:

(in millions)	Developed technology, including patents	Other amortized intangible assets	Indefinite-lived intangible assets	Total

December 31, 2014
Gross other intangible assets	$440	$29	$149	$618
Accumulated amortization	(133)	(26)	—	(159)

Other intangible assets, net	$307	$3	$149	$459

December 31, 2013
Gross other intangible assets	$192	$33	$288	$513
Accumulated amortization	(139)	(25)	—	(164)

Other intangible assets, net	$53	$8	$288	$349

Schedule of Anticipated Annual Amortization Expense

The following table presents anticipated annual amortization expense for 2015 through 2020 for definite-lived intangible assets recorded as of September 30, 2015:

(in millions)	2015	2016	2017	2018	2019	2020

Anticipated annual intangible asset amortization expense	$53	$77	$73	$72	$69	$69